Annual Fund Operating Expenses - Xtrackers MSCI Kokusai Equity ETF - Xtrackers MSCI Kokusai Equity ETF	Dec. 17, 2021
Operating Expenses:
Management fee	0.09%
Other Expenses	none
Total annual fund operating expenses	0.09%